Risk Report - Liquidity Risk - Global All Currency Daily Stress Testing Results (Detail) - EUR (€) € in Billions		Dec. 31, 2025	Dec. 31, 2024
Funding Gap1
Global All Currency Stress Testing Results [line items]
Combined	[1],[2]	€ 231	€ 216
Gap Closure2
Global All Currency Stress Testing Results [line items]
Combined	[2],[3]	325	275
Net Liquidity Position
Global All Currency Stress Testing Results [line items]
Combined	[2]	€ 94	€ 59

[1]	[1]Funding gap caused by impaired rollover of liabilities and other projected outflows
[2]	[3]Combined impact of systemic market risk and severe downgrade
[3]	[2]Based on liquidity generation through Liquidity Reserves and other business mitigants